 Supplement to Prospectus Dated May 1, 2000 for Pacific Select Estate Maximizer
        Modified Single Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

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Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

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The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

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The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

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A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

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An overview of         Other expenses
Pacific Select
Estate Maximizer:      The table also shows the advisory fee and fund expenses
Fees and expenses      as an annual percentage of each portfolio's average
paid by the Pacific    daily net assets for the year 2000. To help limit fund
Select Fund: Other     expenses, effective July 1, 2000 we contractually
expenses is            agreed to waive all or part of our investment advisory
replaced               fees or otherwise reimburse each portfolio for
                       operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       2000, Pacific Life reimbursed approximately $14,627 to the I-Net Tollkeeper Portfolio, $36,874 to the
                       Strategic Value Portfolio, $34,687 to the Focused 30
                       Portfolio and $28,882 to the Small-Cap Index Portfolio.

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                                                                              Less
                                                Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                    fee      expenses amounts+ expenses reimbursement expenses
                   ----------------------------------------------------------------------------------------
                                                  As an annual % of average daily net assets
                   Blue Chip/1/                 0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/         1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/         0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/          1.10     0.20     --       1.30      --           1.30
                   Diversified Research/2/      0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/          0.65     0.05     --       0.70      --           0.70
                   International Large-Cap/2/   1.05     0.13     --       1.18      --           1.18
                   Equity                       0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/          1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/        1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/           1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/                1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/        1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy               0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/             0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value              0.95     0.51     --       1.46     (0.41)        1.05
                   Growth LT                    0.75     0.04     --       0.79      --           0.79
                   Focused 30                   0.95     0.43     --       1.38     (0.33)        1.05
                   Mid-Cap Value/2/             0.85     0.04     0.12     1.01      --           1.01
                   International Value          0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/     0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/            0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/             1.10     0.19     --       1.29      --           1.29
                   Equity Index                 0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/           0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                         1.10     0.05     --       1.15      --           1.15
                   Government Securities/2/     0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/              0.60     0.05     --       0.65      --           0.65
                   Money Market                 0.34     0.04     --       0.38      --           0.38
                   High Yield Bond              0.60     0.04     --       0.64      --           0.64
                   Large-Cap Value/2/           0.85     0.05     0.06     0.96      --           0.96
                   ----------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

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Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S         THE PORTFOLIO'S                        PORTFOLIO
PORTFOLIO           INVESTMENT GOAL         MAIN INVESTMENTS                       MANAGER

Blue Chip           Long-term growth of     Equity securities of "blue chip"       A I M
                    capital. Current        companies--typically large companies
                    income is of            that are well established in their
                    secondary importance.   respective industries.


Aggressive Growth   Long-term growth of     Equity securities of small- and        A I M
                    capital.                medium-sized growth companies.



Financial Services  Long-term growth of     Equity securities in the financial     INVESCO
                    capital.                services sector. Such companies
                                            include banks, insurance companies,
                                            brokerage firms and other finance-
                                            related firms.


Health Sciences     Long-term growth of     Equity securities in the health        INVESCO
                    capital.                sciences sector. Such companies
                                            include medical equipment or
                                            supplies, pharmaceuticals, health
                                            care facilities and other health
                                            sciences-related firms.

Technology          Long-term growth of     Equity securities in the technology    INVESCO
                    capital.                sector. Such companies include
                                            biotechnology, communications,
                                            computers, electronics, Internet
                                            telecommunications, networking,
                                            robotics, video and other
                                            technology-related firms.

Telecommunications  Long-term growth of     Equity securities in the               INVESCO
                    capital. Current        telecommunications sector. Such as
                    income is of            companies that offer telephone
                    secondary importance.   service, wireless communications,
                                            satellite communications, television
                                            and movie programming, broadcasting
                                            and Internet access.

Strategic Value     Long-term growth of     Equity securities with the potential   Janus Capital
                    capital.                for long-term growth of capital.       Corporation



Focused 30          Long-term growth of     Equity securities selected for their   Janus Capital
                    capital.                growth potential.                      Corporation



Capital             Long-term growth of     Equity securities with the potential   MFS
 Opportunities      capital.                for long-term growth of capital.



Mid-Cap Growth      Long-term growth of     Equity securities of medium-sized      MFS
                    capital.                companies believed to have above-
                                            average growth potential.



Global Growth       Capital appreciation.   Equity securities of any size          MFS
                                            located within and outside of the
                                            U.S.

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Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

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The following is       Interest owing on the amount you've borrowed as a
added to Taking out    preferred loan accrues daily interest at an annual rate
a loan                 of 5.25% during the first 10 years of the policy.
                       Starting on the 11th year of the policy, interest
A portion of your      accrues at an annual rate of 4.75%. We will determine
policy debt may        the amount of a loan that is a preferred loan on the
qualify as a           date of the loan, and we will redetermine the total
preferred loan.        amount of preferred loans on each policy anniversary.
Subject to the         Loan repayments will be considered repayment of
other loan             preferred loans last.
limitations listed,
the maximum amount
available as a
preferred loan is
the excess of the
accumulated value
over the premiums
paid.

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